Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
POOLED INVESTMENT VEHICLES – 31.9%
GUERNSEY — 4.4%
International Public Partnerships Ltd.	100,208	$235,607
NextEnergy Solar Fund Ltd.	140,895	201,605
Pershing Square Holdings Ltd.	1,180	38,786
Renewables Infrastructure Group Ltd. (The)	138,784	241,108
Sequoia Economic Infrastructure Income Fund Ltd.	50,100	74,273
TwentyFour Income Fund Ltd.	186,024	270,228
		1,061,607
IRELAND — 1.3%
Aspect Core Trend Fund	3,174	306,864
LUXEMBOURG — 0.4%
BBGI Global Infrastructure SA	36,537	86,499
SINGAPORE — 0.3%
Keppel Infrastructure Trust	151,600	63,217
UNITED KINGDOM — 3.7%
3i Infrastructure PLC	15,679	64,025
Foresight Solar Fund Ltd.	105,097	146,607
Greencoat UK Wind PLC	108,807	203,749
HICL Infrastructure PLC	161,862	386,920
JLEN Environmental Assets Group Ltd.	57,030	90,251
		891,552
UNITED STATES — 21.8%
Baillie Gifford Emerging Markets Equities Fund, Class K(1)	30,265	874,356
Baillie Gifford International Alpha Fund, Class K(1)	116,775	1,957,156
Baillie Gifford U.S. Equity Growth Fund, Class K(1)	40,794	1,751,707
Credit Suisse Managed Futures Strategy Fund, Class	22,200	218,004
iShares MSCI Global Gold Miners ETF	15,200	434,720
		5,235,943
Total Pooled Investment Vehicles
(cost $5,617,464)		7,645,682
COMMON STOCKS — 26.5%
AUSTRALIA — 3.0%
BHP Group PLC	1,570	43,026
Newcrest Mining Ltd.	4,529	86,080
Nickel Mines Ltd.	371,996	357,158
Rio Tinto PLC	550	41,727
Western Areas Ltd.	113,252	201,646
		729,637
BELGIUM — 0.4%
Elia Group SA	782	94,111
CANADA — 0.9%
Barrick Gold Corp.	3,922	87,595
Hydro One Ltd.	5,530	128,136
		215,731
DENMARK — 0.5%
Orsted AS	582	110,537
FRANCE — 0.1%
JCDecaux SA*	1,510	29,338
GERMANY — 5.4%
ADLER Group SA*	738	22,265
Deutsche Wohnen SE	8,080	399,851
E.ON Se	8,394	88,796
Fraport AG Frankfurt Airport Services Worldwide*	670	36,298
LEG Immobilien AG	1,892	271,221

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
RWE AG	2,098	$90,127
TAG Immobilien AG*	3,994	122,643
Vonovia SE	3,892	259,869
		1,291,070
INDONESIA — 1.5%
Vale Indonesia TBK PT*	921,700	358,994
IRELAND — 1.0%
CRH PLC	860	35,495
Greencoat Renewables PLC	118,583	172,336
Ryanair Holdings PLC ADR*	320	30,422
		238,253
ITALY — 1.8%
Enel SpA	12,514	124,114
Italgas SpA	28,149	168,828
Terna Rete Elettrica Nazionale SpA	18,064	131,003
		423,945
MACAU — 0.3%
Galaxy Entertainment Group Ltd.*	5,000	37,724
Sands China Ltd.	8,000	31,771
		69,495
RUSSIA — 1.1%
MMC Norilsk Nickel PJSC ADR	8,410	270,014
SOUTH KOREA — 0.3%
Korea Electric Power Corp.	2,541	51,849
Korea Electric Power Corp. ADR	1,900	19,532
		71,381
SPAIN — 1.6%
EDP Renovaveis SA	5,970	163,495
Iberdrola SA	6,368	86,218
Iberdrola SA*	90	1,284
Red Electrica Corp. SA	6,761	128,377
		379,374
SWITZERLAND — 0.4%
Dufry AG*	650	34,948
Kuehne + Nagel International AG	170	38,684
Wizz Air Holdings PLC*	590	35,205
		108,837
UNITED KINGDOM — 2.1%
Ashtead Group PLC	820	41,153
Greggs PLC*	1,560	44,202
Hays PLC*	19,880	38,046
John Laing Group PLC	70,770	305,791
SSP Group PLC	8,600	34,017
Whitbread PLC*	960	36,483
		499,692
UNITED STATES — 6.1%
Ameren Corp.	1,150	83,628
American Electric Power Co., Inc.	1,148	92,885
Ares Capital Corp.	10,700	185,110
Avangrid, Inc.	2,701	124,975
Booking Holdings, Inc.*	17	33,054
Brookfield Renewable Corp., Class A	3,106	173,781
CBRE Group, Inc., Class A *	610	37,198
Consolidated Edison, Inc.	1,275	90,244
DTE Energy Co.	838	99,487
Eversource Energy	1,077	94,238

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
FirstCash, Inc.	600	$35,328
Howard Hughes Corp. (The)*	500	43,085
Lyft, Inc., Class A *	940	41,792
Martin Marietta Materials, Inc.	130	37,363
Newmont Corp.	1,490	88,804
NextEra Energy, Inc.	1,500	121,305
Royal Caribbean Cruises Ltd.	500	32,500
Six Flags Entertainment Corp.	1,200	41,040
		1,455,817
Total Common Stocks
(cost $5,414,332)		6,346,226
STRUCTURED NOTES – 10.4%
SWITZERLAND — 4.8%
Credit Suisse AG , Zero cpn., 10/25/21(2)	1,142	1,142,000
UNITED STATES — 5.6%
Citigroup Global Markets Holdings, Inc., Series MTN6 , Zero cpn., 01/15/26(3)	100,000	1,003,450
GS Finance Corp. , Zero cpn., 05/24/21(4)
	300,000	348,750
		1,352,200
Total Structured Notes
(cost $2,422,683)		2,494,200
CORPORATE BONDS – 7.1%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27	16,000	17,576
CANADA — 0.3%
Bell Canada, Series MTN, 4.75%, 09/29/44	32,000	30,471
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26	19,000	19,926
Vermilion Energy, Inc., 5.63%, 03/15/25	15,000	13,514
		63,911
CHILE — 0.1%
Liberty Latin America Ltd., 2.00%, 07/15/24	17,000	16,001
FRANCE — 0.3%
Electricite de France SA, 6.95%, 01/26/39	22,000	32,897
Orange SA, 9.00%, 03/01/31	20,000	32,723
		65,620
ITALY — 0.0%(5)
Telecom Italia Capital SA, 7.20%, 07/18/36	7,000	9,247
MEXICO — 0.2%
Petroleos Mexicanos, 6.50%, 03/13/27	50,000	51,750
NETHERLANDS — 1.1%
Stichting AK Rabobank Certificaten, 6.50%(6)	168,550	268,464
PUERTO RICO — 0.1%
Popular, Inc., 6.13%, 09/14/23	14,000	15,092
UNITED KINGDOM — 0.1%
Tesco PLC, 5.50%, 01/13/33	21,000	38,790
UNITED STATES — 4.8%
ACI Worldwide, Inc., 5.75%, 08/15/26	6,000	6,322
Adient US LLC, 7.00%, 05/15/26	10,000	10,883
Antero Resources Corp., 5.63%, 06/01/23	12,000	11,865
Aptiv PLC, 4.35%, 03/15/29	29,000	33,824
Arrow Bidco LLC, 9.50%, 03/15/24	16,000	14,080
At Home Holding III, Inc., 8.75%, 09/01/25	10,000	10,950
AT&T, Inc., 3.50%, 09/15/53	27,000	25,934

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
Avantor Funding, Inc., 4.63%, 07/15/28	15,000	$15,758
Cable One, Inc., 4.00%, 11/15/30	16,000	16,416
Carnival Corp., 11.50%, 04/01/23	9,000	10,211
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	19,000	19,404
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26	10,000	10,357
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30	19,000	20,009
ChampionX Corp., 6.38%, 05/01/26	13,000	13,637
Cheniere Energy, Inc., 4.63%, 10/15/28	21,000	21,971
Cincinnati Bell, Inc., 7.00%, 07/15/24	7,000	7,262
Cincinnati Bell, Inc., 8.00%, 10/15/25	12,000	12,840
Citigroup, Inc., 8.13%, 07/15/39	20,000	34,696
Cogent Communications Group, Inc., 5.38%, 03/01/22	10,000	10,242
Colfax Corp., 6.00%, 02/15/24	12,000	12,390
Compass Minerals International, Inc., 6.75%, 12/01/27	15,000	16,087
Corning, Inc., 5.45%, 11/15/79	25,000	33,134
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	7,000	7,083
Darling Ingredients, Inc., 5.25%, 04/15/27	19,000	20,093
Dell International LLC / EMC Corp., 5.30%, 10/01/29	28,000	33,714
Dell, Inc., 7.10%, 04/15/28	18,000	23,040
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/26	10,000	10,536
FirstCash, Inc., 4.63%, 09/01/28	26,000	26,950
Freeport-McMoRan, Inc., 4.55%, 11/14/24	10,000	10,965
frontdoor, Inc., 6.75%, 08/15/26	14,000	14,945
Graham Holdings Co., 5.75%, 06/01/26	20,000	20,975
Hanesbrands, Inc., 4.63%, 05/15/24	11,000	11,609
Hasbro, Inc., 6.35%, 03/15/40	25,000	32,911
HCA, Inc., 5.88%, 02/15/26	18,000	20,588
HCA, Inc., 5.50%, 06/15/47	7,000	9,072
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/28	8,000	8,440
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	15,000	15,839
LABL Escrow Issuer LLC, 6.75%, 07/15/26	10,000	10,706
Land O' Lakes, Inc., 7.25% (6)	15,000	15,338
Land O'Lakes Capital Trust I, 7.45%, 03/15/28	4,000	4,736
Laredo Petroleum, Inc., 10.13%, 01/15/28	17,000	14,790
Liberty Interactive LLC, 8.25%, 02/01/30	7,000	8,024
Lumen Technologies Inc., Series P, 7.60%, 09/15/39	18,000	22,250
Masonite International Corp., 5.38%, 02/01/28	11,000	11,777
Matador Resources Co., 5.88%, 09/15/26	11,000	10,505
Match Group Holdings II LLC, 5.00%, 12/15/27	12,000	12,663
Match Group Holdings II LLC, 5.63%, 02/15/29	11,000	11,935
Meritor, Inc., 6.25%, 02/15/24	5,000	5,072
Meritor, Inc., 4.50%, 12/15/28	13,000	13,260
Mueller Water Products, Inc., 5.50%, 06/15/26	10,000	10,350
Netflix, Inc., 4.38%, 11/15/26	11,000	12,578
Netflix, Inc., 4.88%, 04/15/28	14,000	16,388
Penske Automotive Group, Inc., 5.50%, 05/15/26	20,000	20,741
PTC, Inc., 3.63%, 02/15/25	10,000	10,250
PVH Corp., 4.63%, 07/10/25	10,000	11,241
QVC, Inc., 4.38%, 03/15/23	10,000	10,563
Range Resources Corp., 4.88%, 05/15/25	13,000	12,723
Sally Holdings LLC / Sally Capital, Inc., 8.75%, 04/30/25	14,000	15,387
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	12,000	12,725
Sealed Air Corp., 6.88%, 07/15/33	17,000	22,460
Sensata Technologies BV, 5.00%, 10/01/25	23,000	25,358
Service Corp. International, 5.13%, 06/01/29	14,000	15,302
Sirius XM Radio, Inc., 4.13%, 07/01/30	27,000	27,821
Six Flags Theme Parks, Inc., 7.00%, 07/01/25	12,000	12,930
Sprint Corp., 7.25%, 09/15/21	2,000	2,066
Sprint Corp., 7.63%, 03/01/26	6,000	7,395

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
Tenet Healthcare Corp., 4.63%, 07/15/24		$15,000	$15,267
TransDigm, Inc., 6.25%, 03/15/26		10,000	10,577
TTM Technologies, Inc., 5.63%, 10/01/25		13,000	13,260
VeriSign, Inc., 5.25%, 04/01/25		22,000	24,833
Walt Disney Co. (The), 6.15%, 02/15/41		18,000	27,587
Wolverine World Wide, Inc., 5.00%, 09/01/26		18,000	18,405
WW International, Inc., 8.63%, 12/01/25		12,000	12,494
XPO Logistics, Inc., 6.25%, 05/01/25		7,000	7,516
			1,152,305
Total Corporate Bonds
(cost $1,511,144)			1,698,756
FOREIGN GOVERNMENT BONDS – 8.7%
BRAZIL — 2.3%
Brazil Letras do Tesouro Nacional, Series LTN , Zero cpn., 01/01/24	BRL	3,289,000	506,672
Brazilian Government International Bond, 7.13%, 01/20/37		40,000	51,200
			557,872
COLOMBIA — 0.3%
Colombian TES, Series B, 7.75%, 09/18/30	COP	231,200,000	75,272
DOMINICAN REPUBLIC — 0.5%
Dominican Republic International Bond, 6.88%, 01/29/26		100,000	118,200
EGYPT — 0.4%
Egypt Government Bond, Series 7YR, 14.41%, 07/07/27	EGP	1,639,000	104,545
HUNGARY — 0.3%
Hungary Government International Bond, 7.63%, 03/29/41		36,000	62,640
INDONESIA — 1.4%
Indonesia Treasury Bond, Series FR58, 8.25%, 06/15/32	IDR	1,385,000,000	110,254
Indonesia Treasury Bond, Series FR80, 7.50%, 06/15/35	IDR	1,500,000,000	113,900
Indonesia Treasury Bond, Series FR83, 7.50%, 04/15/40	IDR	1,540,000,000	117,229
			341,383
IVORY COAST (COTE D'IVOIRE) — 0.5%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	129,216
MEXICO — 0.5%
Mexican Bonos, Series M, 7.75%, 05/29/31	MXN	1,906,800	108,802
PERU — 0.4%
Peru Government Bond, 6.90%, 08/12/37	PEN	245,000	81,796
ROMANIA — 0.3%
Romanian Government International Bond, 2.00%, 01/28/32	EUR	60,000	75,745
RUSSIA — 0.5%
Russian Federal Bond - OFZ, Series 6229, 7.15%, 11/12/25	RUB	5,195,000	73,233
Russian Foreign Bond - Eurobond, 7.50%, 03/31/30		44,370	51,297
			124,530
SOUTH AFRICA — 0.2%
Republic of South Africa Government Bond, Series R209, 6.25%, 03/31/36	ZAR	1,153,000	52,563
TURKEY — 0.4%
Turkey Government Bond, 8.00%, 03/12/25	TRY	395,000	45,480
Turkish Government International Bond, 7.38%, 02/05/25		20,000	22,322
Turkish Government International Bond, 6.88%, 03/17/36		30,000	32,017
			99,819
UKRAINE — 0.2%
Ukraine Government International Bond, 15.84%, 02/26/25	UAH	1,082,000	42,334
URUGUAY — 0.5%
Uruguay Government International Bond, 4.38%, 12/15/28	UYU	2,773,792	77,014

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
Uruguay Government International Bond, 4.98%, 04/20/55		32,000	$42,680
			119,694
Total Foreign Government Bonds
(cost $1,988,618)			2,094,411
REAL ESTATE INVESTMENT TRUSTS — 3.3%
FRANCE — 0.0%(5)
Covivio		46	3,777
IRELAND — 0.3%
Hibernia REIT PLC		54,923	73,051
UNITED KINGDOM — 3.0%
Land Securities Group PLC		4,187	35,057
LondonMetric Property PLC		22,100	68,786
LXI REIT PLC		19,680	33,577
Segro PLC		12,374	161,041
Tritax Big Box REIT PLC		126,553	318,713
UK Commercial Property REIT Ltd.		121,233	108,127
			725,301
Total Real Estate Investment Trusts
(cost $632,742)			802,129
COLLATERALIZED LOAN OBLIGATIONS – 3.1%
IRELAND — 2.5%
Aurium CLO I DAC, 2.30%, FRN, (3 Month EURIBOR + 2.30%), 03/23/32(7)		250,000	304,018
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3 Month EURIBOR + 2.15%), 07/15/30(7)		150,000	180,692
Harvest CLO XVII DAC, 3.95%, FRN, (3 Month EURIBOR + 3.95%), 05/11/32(7)		100,000	121,566
			606,276
NETHERLANDS — 0.6%
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31(6)		110,000	133,323

Total Collateralized Loan Obligations
(cost $656,636)			739,599
INFLATION INDEXED BOND – 0.1%
THAILAND — 0.1%
Thailand Government Bond, 1.25%, 03/12/28
(Cost $31,074)	THB	1,078,683	36,235
TOTAL INVESTMENTS — 91.1%
(cost $18,274,693)			$21,857,238
Other assets less liabilities — 8.9%			2,134,097
NET ASSETS — 100.0%			$23,991,335

*	Non-income producing security.
(1)	Affiliated Fund.
(2)	ETF-linked certificate which tracks the CSI 500 China A Shares Small Cap ETF as the reference price. Value correlates to changes in this reference price.
(3)	Index-linked note which tracks the Citi Equity Intraday Momentum Basket Index as the reference price. Value correlates to changes in this reference price.
(4)	Commodity-linked note which uses LME Primary Nickel as the reference price. Value correlates to changes in this reference price.
(5)	Amount rounds to less than 0.1%.
(6)	Perpetual, callable security with no stated maturity date.
(7)	Variable rate security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

A summary of the Fund’s transactions with affiliated funds during the period ended January 31, 2021 is as follows:

Affiliated Fund Holdings

	Shares at April 30, 2020	Value at April 30, 2020	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Shares at January 31, 2021	Value at January 31, 2021	Income Distributions	Capital Gain Distributions
Baillie Gifford Emerging Markets Equities Fund, Class K	8,691	$151,837	$576,505	$(224,865)	$40,011	$330,869	30,265	$874,356	$10,713	$–
Baillie Gifford International Alpha Fund, Class K	100,493	1,177,782	858,286	(913,745)	206,343	628,490	116,775	1,957,156	12,804	31,869
Baillie Gifford U.S. Equity Growth Fund, Class K	20,877	446,766	830,757	(572,122)	313,395	732,910	40,794	1,751,707	–	51,762
	130,061	$1,776,385	$2,265,548	$(1,710,732)	$559,749	$1,692,269	187,834	$4,583,219	$23,517	$83,631

Open futures contracts outstanding at January 31, 2021:

Description	Counterparty	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at January 31, 2021	Unrealized Appreciation
Euro-Buxl Futures	HSBC Securities (USA) Inc.	March 2021	(1)	$(268,559)	$4,389

Open forward foreign currency contracts outstanding at January 31, 2021:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc.	2/10/2021	AUD	819,000	USD	634,682	$8,722	$–
HSBC Securities (USA) Inc.	2/10/2021	CAD	3,179,100	USD	2,500,828	14,651	–
HSBC Securities (USA) Inc.	2/10/2021	CHF	1,458,700	USD	1,649,428	11,319	–
HSBC Securities (USA) Inc.	2/10/2021	EUR	4,739,100	USD	5,806,763	54,226	–
HSBC Securities (USA) Inc.	2/10/2021	GBP	4,086,690	USD	5,557,755	–	(41,934)
HSBC Securities (USA) Inc.	2/10/2021	NOK	5,230,000	USD	611,396	807	–
HSBC Securities (USA) Inc.	2/10/2021	NZD	833,000	USD	604,741	6,143	–
HSBC Securities (USA) Inc.	2/10/2021	USD	2,295,489	JPY	238,411,200	–	(19,152)
HSBC Securities (USA) Inc.	2/10/2021	USD	329,100	GBP	240,000	–	(246)
HSBC Securities (USA) Inc.	2/10/2021	USD	129,213	EUR	107,000	669	–
HSBC Securities (USA) Inc.	2/17/2021	BRL	2,500,000	USD	465,177	8,485	–
HSBC Securities (USA) Inc.	2/18/2021	HUF	65,000,000	USD	215,212	–	(5,678)
HSBC Securities (USA) Inc.	2/18/2021	RON	1,345,000	USD	326,514	–	(8,149)
HSBC Securities (USA) Inc.	2/18/2021	USD	333,954	RON	1,345,000	709	–
HSBC Securities (USA) Inc.	2/25/2021	EUR	1,238,000	USD	1,472,350	–	(30,850)
HSBC Securities (USA) Inc.	2/25/2021	JPY	27,200,000	USD	260,544	807	–
HSBC Securities (USA) Inc.	2/25/2021	USD	220,885	PLN	820,000	–	(688)
HSBC Securities (USA) Inc.	2/25/2021	USD	610,588	JPY	64,930,000	9,437	–
HSBC Securities (USA) Inc.	2/25/2021	USD	675,082	EUR	558,000	2,450	–

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc.	3/11/2021	BRL	1,110,000	USD	208,337	$5,694	$–
HSBC Securities (USA) Inc.	3/11/2021	RUB	8,806,000	USD	115,921	–	(43)
HSBC Securities (USA) Inc.	3/11/2021	USD	197,149	RUB	15,160,000	2,490	–
HSBC Securities (USA) Inc.	3/25/2021	CAD	303,000	USD	233,705	–	(3,277)
HSBC Securities (USA) Inc.	3/25/2021	CAD	152,200	USD	114,193	–	(4,845)
HSBC Securities (USA) Inc.	3/25/2021	ILS	382,400	USD	117,521	938	–
HSBC Securities (USA) Inc.	3/25/2021	NZD	180,000	USD	118,541	–	(10,807)
HSBC Securities (USA) Inc.	3/25/2021	THB	2,900,000	USD	96,544	–	(334)
HSBC Securities (USA) Inc.	3/25/2021	TRY	960,000	USD	115,809	–	(12,463)
HSBC Securities (USA) Inc.	3/25/2021	USD	123,285	NZD	180,000	6,063	–
HSBC Securities (USA) Inc.	3/25/2021	USD	10,474	RUB	800,000	43	–
HSBC Securities (USA) Inc.	3/25/2021	USD	130,076	RUB	10,300,000	5,330	–
HSBC Securities (USA) Inc.	3/25/2021	USD	325,877	CHF	300,000	11,483	–
HSBC Securities (USA) Inc.	3/25/2021	USD	317,042	THB	9,900,000	13,677	–
HSBC Securities (USA) Inc.	3/25/2021	USD	332,008	ILS	1,135,000	14,022	–
HSBC Securities (USA) Inc.	3/25/2021	USD	115,386	TRY	960,000	12,886	–
HSBC Securities (USA) Inc.	3/25/2021	USD	357,698	CAD	455,200	–	(1,678)
HSBC Securities (USA) Inc.	4/8/2021	AUD	942,000	USD	717,685	–	(2,533)
HSBC Securities (USA) Inc.	4/8/2021	NZD	656,000	USD	434,719	–	(36,684)
HSBC Securities (USA) Inc.	4/8/2021	USD	462,376	NZD	656,000	9,027	–
HSBC Securities (USA) Inc.	4/8/2021	USD	673,806	AUD	942,000	46,412	–
HSBC Securities (USA) Inc.	4/22/2021	EUR	173,760	USD	211,229	–	(30)
HSBC Securities (USA) Inc.	4/22/2021	USD	234,475	MXN	4,700,000	–	(7,232)
HSBC Securities (USA) Inc.	4/22/2021	ZAR	5,719,000	USD	337,505	–	(36,225)
HSBC Securities (USA) Inc.	5/20/2021	IDR	1,620,000,000	USD	112,375	–	(1,618)
HSBC Securities (USA) Inc.	5/20/2021	USD	343,222	IDR	4,940,000,000	4,386	–
HSBC Securities (USA) Inc.	7/15/2021	USD	359,063	KRW	394,000,000	–	(6,595)
Total unrealized appreciation (depreciation)						$250,876	$(231,061)
Net unrealized appreciation (depreciation)							$19,815

ADR	-	American Depositary Receipt
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Inter Bank Offer Rate
FRN	-	Floating Rate Note
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great Britain Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
ZAR	-	South African Rand

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.

Portfolio of Investments

January 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:(1)
Pooled Investment Vehicles	$5,942,938	$1,702,744	$–	$7,645,682
Common Stocks	1,743,767	4,602,459	–	6,346,226
Structured Notes	–	2,494,200	–	2,494,200
Foreign Government Bonds	–	2,094,411	–	2,094,411
Corporate Bonds	–	1,698,756	–	1,698,756
Real Estate Investment Trusts	73,051	729,078	–	802,129
Collateralized Loan Obligations	–	739,599	–	739,599
Inflation Indexed Bonds	–	36,235	–	36,235
Total Investments in Securities	$7,759,756	$14,097,482	$–	$21,857,238
Other Financial Instruments(2)
Forward Foreign Currency Contracts	–	250,876	–	250,876
Futures Contracts	4,389	–	–	4,389
Total Investments in Securities and Other Financial Instruments	$7,764,145	$14,348,358	$–	$22,112,503
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	$–	$231,061	$–	$231,061
Total Other Financial Instruments	$–	$231,061	$–	$231,061

(1)	A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.
(2)	Reflects the unrealized appreciation (depreciation) of the instruments.

See previously submitted notes to the financial statements for the annual period ended April 30, 2020.